LEASES - Lease Arrangements and Supplemental Disclosures (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for right of use assets	$ 1,915
Interest on lease liabilities	128
Total lease cost	2,043
Short-term lease expense	671
Sublease income	149
Total right-of-use assets	13,116
Compression
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for right of use assets	1,171
Total right-of-use assets	7,563
Drilling rig
Disclosure of quantitative information about right-of-use assets [line items]
Capitalized depreciation	4,166
Total right-of-use assets	3,642
Land right of way and surface use
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for right of use assets	40
Total right-of-use assets	819
Office facilities and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for right of use assets	338
Total right-of-use assets	367
Other production equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for right of use assets	366
Total right-of-use assets	$ 725